As filed with the U.S. Securities and Exchange Commission on February 27, 2014

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 92	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 94	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐      On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 92 relates to the AdvisorShares Athena High Dividend ETF (the “Fund”), a separate series of AdvisorShares Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 92 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 27th day of February, 2014.

AdvisorShares Trust

/s/Noah Hamman
Noah Hamman
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 92 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/Noah Hamman	Trustee and President	February 27, 2014
Noah Hamman

*	Trustee	February 27, 2014
Elizabeth Piper/Bach

*	Trustee	February 27, 2014
William G. McVay

*	Treasurer	February 27, 2014
Dan Ahrens

/s/Noah Hamman

* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

February 27, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 92”). The sole purpose of PEA No. 92 is to file as an exhibit to the Trust’s registration statement, the risk/return summary information in interactive data format for the AdvisorShares Athena High Dividend ETF, a separate series of the Trust.

I hereby certify that PEA No. 92 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please feel free to contact me at 202.373.6799 with your questions or comments.

Sincerely,

/s/W. John McGuire

W. John McGuire